Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial position - Summary of Lease Liabilities (Detail) € in Thousands	6 Months Ended
Jun. 30, 2020 EUR (€)
Lease Liabilities [Line Items]
Balance at beginning of the year	€ 12,703
Allowance received from a lessor	194 [1]
Increase without cash impact	7
Repayment	(810)
FX rate impact	27
Capitalized interests	0
Balance at end of the year	€ 12,121

[1]	(1) Allowance received for fixture and fittings for Princeton manufacturing facility.